Related Party Transactions (Details)			1 Months Ended	12 Months Ended
	Sep. 07, 2020 USD ($)	Sep. 07, 2020 CNY (¥)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 17, 2017 USD ($)	Mar. 17, 2017 CNY (¥)
Related Party Transactions (Details) [Line Items]
Cost of revenue related party				$ 148,034	$ 54,598	$ 1,372,302
Guaranteed principal creditors amount							$ 3,800,000	¥ 25,000,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Materials and equipment purchased			$ 2,100,000
Shexian Ruibo [Member]
Related Party Transactions (Details) [Line Items]
Percentage of interest rate of related party	41.67%	41.67%
Total consideration of acquisition	$ 3,600,000	¥ 25,000,000
Acquisition cash payment	$ 2,800,000	¥ 18,500,000
Number of patents	6	6
Non-cash contribution	$ 900,000	¥ 6,500,000